Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	¥ 81,114	¥ 74,741
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	42,701	38,139
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	20,668	18,577
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	17,745	18,025
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	5,320	4,975
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	4,330	4,047
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	823	743
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	167	185
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	4,770	4,179
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	3,598	3,100
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	1,005	930
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	167	149
Derivative instruments
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	51,046	48,363
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	22,233	22,197
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	18,100	16,036
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	10,713	10,130
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	19,938	17,139
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	12,502	8,780
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	738	798
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	6,698	7,561
Other
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	40	85
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	38	15
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	2	70
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	¥ 0	¥ 0